SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

(15)SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers. The accounting policies of the segments are the same as those used by the Group.

For the years ended December 31, 2021, 2022 and 2023, the Group classified the operating segments into (i) Overseas art study services (ii) Other educational services and (iii) K-12 education assessment and other services.

Overseas art study services and Other educational services have been identified as two separate reportable segments, as the two operating segments have met the quantitative threshold of 10 percent to be considered reportable respectively. The K-12 education assessment and other services are reported as others because revenue from reportable segments of Overseas art study services and Other educational services exceeds 75 percent of the total consolidated net revenues and management determines that no further reportable segments need to be identified and disclosed.

Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and income (loss) from operations. There are no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Overseas art study	Other educational
For the year ended December 31, 2023:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	201,955,180	19,663,788	—	221,618,968
Operating cost and expenses:
Cost of revenues	96,661,054	10,225,877	74,828	106,961,759
Research and development	3,672,094	114,516	843,270	4,629,880
Selling and marketing	73,182,842	5,437,897	116,753	78,737,492
Unallocated corporate expenses*	—	—	—	72,816,606
Total operating cost and expenses	173,515,990	15,778,290	1,034,851	263,145,737
Other operating income, net	30,865	—	—	30,865
Income (Loss) from operations	28,470,055	3,885,498	(1,034,851)	(41,495,904)
Unallocated other income, net				973,654
Loss before income taxes				(40,522,250)

	Overseas art study	Other educational
For the year ended December 31, 2022:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,833,076	24,657,609	330,189	206,820,874
Operating cost and expenses:
Cost of revenues	92,389,567	11,552,359	373,930	104,315,856
Research and development	5,903,055	—	887,736	6,790,791
Selling and marketing	69,398,473	5,736,053	131,200	75,265,726
Unallocated corporate expenses*	—	—	—	77,051,580
Total operating cost and expenses	167,691,095	17,288,412	1,392,866	263,423,953
Other operating income, net	—	—	16,515	16,515
Income (Loss) from operations	14,141,981	7,369,197	(1,046,162)	(56,586,564)
Unallocated other income, net				2,070,949
Loss before income taxes				(54,515,615)

	Overseas art study	Other educational
For the year ended December 31, 2021:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,035,267	21,174,198	—	202,209,465
Operating cost and expenses:
Cost of revenues	81,964,815	14,154,713	1,294,387	97,413,915
Research and development	4,176,398	3,148,402	4,476,745	11,801,545
Selling and marketing	60,436,932	5,598,532	113,996	66,149,460
Unallocated corporate expenses*	—	—	—	93,256,046
Total operating cost and expenses	146,578,145	22,901,647	5,885,128	268,620,966
Other operating income, net	—	—	22,018	22,018
Income (Loss) from operations	34,457,122	(1,727,449)	(5,863,110)	(66,389,483)
Unallocated other income, net				28,439,789
Loss before income taxes				(37,949,694)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2021, 2022 and 2023.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.